FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Interest rate risk (Details) - Interest rate risk [member]	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Group's debts that interest rates are fixed	98.41%
Weighted average term of Group's debt balance outstanding	8 years 11 months 23 days